Activity in Allowance for Loan Losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Beginning balance	$ 472	¥ 3,244	$ 167	¥ 1,151
Provisions	372	2,556	472	3,244
Reversal of allowance provided	(472)	(3,244)	(167)	(1,151)
Ending balance	$ 372	¥ 2,556	$ 472	¥ 3,244